CIM Real Assets & Credit Fund

Schedule of Investments

December 31, 2022

	Maturity Date	Rate	Principal	Value
Bank Loans (17.36%)(a)
Consumer, Non-cyclical (2.12%)(b)(m)
Baart Programs, Inc., Second Lien Term Loan	06/11/2028	3M US L + 8.50%	$2,189,394	$2,112,765
Bengal Debt Merger SUB, LLC TL 1L	01/24/2030	3M US L + 6.00%	500,000	404,140
MedMark Services, Inc., Second Lien Term Loan(c)	06/11/2028	3M US L + 8.50%	378,788	365,530
RC Buyer, Inc., Second Lien Initial Term Loan	07/30/2029	3M US L + 6.50%	1,016,949	922,037
Spring Education Group, Inc., Second Lien Initial Term Loan	07/30/2026	3M US L + 8.25%	430,240	389,905
Tony's Fresh Market / Cardenas Markets, First Lien Term Loan	08/01/2029	3M SOFR + 6.75%	1,995,000	1,970,063
Total Consumer, Non-cyclical				6,164,440

Electronics (0.57%)(b)(m)
Idera, Inc.	03/02/2029	3M US L + 6.75%	2,000,000	1,660,000

Financial (0.25%)(b)(m)
Avison Young Canada, Inc., First Lien Term Loan	01/31/2026	3M SOFR + 7.00%	798,000	714,210

Food Products (0.26%)(b)(m)
BCPE North Star US Holdco 2, Inc. 2L TL	06/08/2029	3M US L + 7.25%	833,333	758,333

Healthcare Equipment and Supplies (0.80%)(b) (d)(l)
Kreg LLC, Revolver(c)	12/20/2026	3M US L + 6.25%	163,043	154,418
Kreg LLC, Term Loan	12/20/2026	3M US L + 6.25%	2,018,343	1,911,572
Total Healthcare Equipment and Supplies				2,065,990

Healthcare Providers and Services (4.36%)(b) (d)(l)
Boca Home Care Holdings Revolver(c)	02/25/2027	1M SOFR + 6.50%	580,645	559,510
Boca Home Care Holdings, Inc DDTL	02/25/2027	1M SOFR + 6.50%	4,296,774	4,140,371
Honor HN Buyer, Inc. DDTL(c)	10/15/2027	3M US L + 6.00%	1,509,427	1,487,540
Honor HN Buyer, Inc. Revolver(c)	10/15/2027	3M US L + 6.00%	132,013	130,099
Honor HN Buyer, Inc. TL	10/15/2027	3M US L + 6.00%	1,136,036	1,119,564
One GI Intermediate LLC, Revolver Upsize(c)	12/22/2025	3M US L + 6.75%	333,333	312,533
One GI Intermediate LLC, Tranche B Delayed Draw Term Loan	12/22/2025	3M US L + 6.75%	1,732,500	1,624,392
One GI Intermediate LLC, Tranche C Delayed Draw Term Loan(c)	12/22/2025	3M US L + 6.75%	916,667	859,467
Shiftkey, Revolver(c)	06/21/2027	3M US SOFR + 5.75%	147,059	145,809
Shiftkey,Term Loan	06/21/2027	3M US SOFR + 5.75%	2,347,059	2,327,109
Total Healthcare Providers and Services				12,706,394

	Maturity Date	Rate	Principal	Value
Hotels, Restaurants & Leisure (1.62%)(b)(d)(l)
SS Acquisition LLC, Delayed Draw Term Loan(c)	12/30/2026	3M SOFR + 6.50%	$1,800,000	$1,767,960
SS Acquisition LLC, Term Loan	12/30/2026	1M US L + 6.87%	3,000,000	2,946,600
Total Hotels, Restaurants & Leisure				4,714,560

Household Durables (0.26%)(b)(m)
Astro One Acquisition Corporation	09/14/2029	3M US L + 8.50%	1,000,000	765,000

Industrial (1.14%)(b)
AIDC INTERMEDIATE CO 2, LLC, Term Loan(d)(l)	07/22/2027	3M SOFR + 6.25%	2,500,000	2,428,500
Energy Acquisition LP, Second Lien Initial Term Loan(m)	06/26/2026	3M US L + 8.50%	1,097,499	886,231
Total Industrial				3,314,731

Retail (1.11%)(m)
LSF9 ATLANTIS HOLDINGS, LLC	03/29/2029	1M SOFR + 7.25%	3,326,316	3,240,663

Services, Business (3.24%)(b)
24 Seven, Inc., Term Loan(d)(l)	11/16/2027	3M US L + 6.00%	3,960,000	3,920,796
Convergint Technologies LLC, Second Lien Term Loan(m)	03/30/2029	3M US L + 6.75%	999,970	888,304
EOS-Metasource Intermediate, Inc., DDC(c)(d)(l)	05/17/2027	1M US SOFR + 6.25%	1,500,000	1,398,900
EOS-Metasource Intermediate, Inc., TL(d)(l)	05/17/2027	1M US SOFR + 6.25%	3,482,500	3,247,779
Total Services, Business				9,455,779

Technology (0.91%)(b)(m)
Redstone HoldCo 2 LP, Second Lien Initial Term Loan(m)	04/27/2029	3M US L + 7.75%	800,000	405,504
Rumbleon, INC. TL(d)(l)	08/31/2026	3M US L + 8.25%	1,660,523	1,507,755
RumbleOn, Inc., Delayed Draw Term Loan(c)(d)(l)	08/31/2026	3M US L + 8.25%	724,266	657,633
Total Technology				2,570,892

Transportation (0.72%)(b)(m)
Reception Purchaser, LLC	03/24/2028	1M US SOFR + 6.00%	2,184,146	2,107,701

TOTAL BANK LOANS (Cost $52,937,765)				50,238,693

Collateralized Loan Obligations - Equity (7.70%)(a)(b)(e)(f)		Estimated Yield of
Allegro CLO XV, Ltd., Class SUB(l)	07/20/2035	15.81%	4,060,000	3,902,066
Apex Credit CLO 2021, Ltd., Class SUB(l)	07/18/2034	15.83%	2,980,000	2,147,835
Atlas Senior Loan Fund XVII, Ltd., Class SUB(l)	10/20/2034	19.73%	3,000,000	2,294,250
Dryden 98 CLO, Ltd., Class SUB(l)	04/20/2035	14.00%	5,500,000	4,979,975
Elevation CLO 2021-15, Ltd., Class SUB(l)	01/05/2035	17.94%	3,662,266	2,340,371
Elevation CLO 2021-15, Ltd., Class SUB(l)	12/05/2035	17.94%	87,734	77,813
LCM 31, Ltd., Class INC(m)	01/20/2032	24.56%	250,000	164,538
Marble Point CLO XXI, Ltd., Class INC(l)	10/17/2051	15.19%	2,750,000	1,865,738
Steele Creek CLO 2022-1, Ltd., Class SUB(l)	04/15/2035	20.54%	4,955,615	3,605,458
Steele Creek CLO 2022-1, Ltd., Class SUB(l)	04/15/2035	20.54%	44,385	42,250
Trinitas CLO VIII, Ltd., Class SUB(m)	07/20/2117	24.70%	2,300,000	991,300

TOTAL COLLATERALIZED LOAN OBLIGATIONS - EQUITY (Cost $23,733,617)				22,411,594

	Maturity Date	Rate	Principal	Value
Collateralized Loan Obligations - Debt (21.46%)(a)(e)
Allegro CLO XII, Ltd., Class E(l)	01/21/2032	3M US L + 7.10%	$1,000,000	$919,714
Atlas Senior Loan Fund XX, Ltd., Class E(l)	10/19/2035	3M SOFR + 9.43%	4,000,000	3,678,149
Barings Middle Market CLO, Ltd. 2021-I, Class D(m)	07/20/2033	3M US L + 8.65%	1,000,000	875,558
Carlyle US CLO 2022-4, Ltd., Class E(m)	07/25/2034	3M US SOFR + 8.15%	4,250,000	3,965,523
Carlyle US CLO 2022-6, Ltd., Class E(m)	10/25/2034	3M US SOFR + 8.63%	2,000,000	1,928,640
CFIP CLO 2017-1, Ltd., Class ER(m)	10/18/2034	3M US L + 7.30%	5,285,000	4,240,982
Elevation CLO 2022-16, Ltd., Class E(m)	07/25/2034	3M US SOFR + 8.30%	9,100,000	8,596,458
Empower CLO 2022-1, Ltd., Class E(m)	10/20/2034	3M SOFR + 8.55%	6,000,000	5,798,428
Flatiron CLO 20, Ltd., Class E(m)	11/20/2033	3M US L + 7.85%	500,000	469,584
Ivy Hill Middle Market Credit Fund XVIII, Ltd., Class E(m)	04/22/2033	3M US L + 7.75%	2,000,000	1,695,619
LCM 31, Ltd., Class E(m)	01/20/2032	3M US L + 7.08%	1,250,000	1,107,696
LCM 38, Ltd., Class E(m)	07/15/2034	3M US SOFR + 7.80%	5,500,000	5,191,988
Madison Park Funding XLVII, Ltd., Class E(m)	01/19/2034	3M US L + 7.46%	600,000	564,467
MCF CLO VII LLC, Class ER(m)	07/20/2033	3M US L + 9.15%	2,500,000	2,270,123
Monroe Capital Mml CLO X, Ltd., Class ER(m)	05/20/2034	3M SOFR + 8.75%	3,500,000	3,027,304
Northwoods Capital 25, Ltd., Class E(m)	07/20/2034	3M US L + 7.14%	2,250,000	1,845,073
OCP CLO 2020-20, Ltd., Class E(m)	10/09/2033	3M US L + 7.66%	500,000	469,253
PennantPark CLO III, Ltd., Class E(m)	10/22/2032	3M US L + 8.14%	3,000,000	2,674,350
PPM CLO 2022-6, Ltd., Class E(m)	01/20/2031	3M US SOFR + 8.21%	2,000,000	1,835,731
Regatta Funding LP 2013-2A, Class DR2(m)	01/15/2029	3M US L + 6.95%	400,000	352,519
Regatta XXII Funding, Ltd., Class E(l)	07/20/2035	3M US SOFR + 7.19%	7,000,000	6,430,583
Saratoga Investment Corp. CLO 2013-1, Ltd., Class F1R3(m)	04/20/2033	3M US L + 10.00%	2,000,000	1,769,420
VCP CLO II, Ltd., Class E(m)	04/15/2031	3M US L + 8.40%	500,000	477,288
Venture 45 CLO, Ltd., Class E(l)	07/20/2035	3M US SOFR + 7.70%	3,000,000	2,376,345

TOTAL COLLATERALIZED LOAN OBLIGATIONS - DEBT (Cost $66,223,467)				62,560,795

	Maturity Date	Rate	Principal	Value
Commercial Mortgage-Backed Securities (18.38%)(e)(m)
BPR Trust 2021-TY, Class D(a)	09/23/2023	1M US L + 2.35%	$391,000	$353,014
BX Trust 2022-PSB, Class E(a)	08/15/2039	1M US SOFR + 6.50%	1,977,126	1,975,197
BX Trust 2022-PSB, Class F(a)	08/15/2039	1M US SOFR + 7.50%	3,954,252	3,965,600
Campus Drive Secured Lease-Backed Pass-Through Trust, Series C(b)	06/15/2058	6.91%	3,833,647	2,589,245
Capital Funding Mortgage Trust 2021-21, Class B(a)(b)	11/15/2023	1M US L + 12.25%	500,000	490,100
CSMC 2020-TMIC, Class C(a)	12/15/2023	1M US L + 6.75%	400,000	405,504
CXP Trust 2022-CXP1, Class E(a)	12/15/2026	1M US SOFR + 4.54%	4,500,000	4,041,969
CXP Trust 2022-CXP1, Class F(a)	12/15/2026	1M US SOFR + 5.46%	1,500,000	1,321,103
Extended Stay America Trust 2021-ESH, Class E(a)	07/15/2038	1M US L + 2.85%	2,928,577	2,797,368
Extended Stay America Trust 2021-ESH, Class F(a)	07/15/2038	1M US L + 3.70%	9,636,140	9,148,159
ILPT Commercial Mortgage Trust 2022-LPF2, Class E(a)	10/15/2039	1M US SOFR + 5.94%	2,000,000	1,988,300
LAQ 2022-LAQ Mortgage Trust, Class E(a)	03/15/2027	1M US SOFR + 4.87%	337,500	330,935
LAQ 2022-LAQ Mortgage Trust, Class F(a)	03/15/2027	1M US SOFR + 5.97%	3,750,000	3,628,302
One New York Plaza Trust 2020-1NYP, Class B(a)	01/15/2036	1M US L + 1.50%	3,710,000	3,536,160
One New York Plaza Trust 2020-1NYP, Class C(a)	01/15/2036	1M US L + 2.20%	3,000,000	2,892,846
One New York Plaza Trust 2020-1NYP, Class D(a)	01/15/2036	1M US L + 2.75%	1,500,000	1,400,681
TWO VA Repack Trust Class B-2, Series B2(b)(g)	11/15/2033	0.00%	1,811,000	502,553
VA Gilbert AZ Subordinated Note Lease-Backed Pass-Through Trust(b)	03/15/2034	13.00%	182,755	200,719
Wells Fargo Commercial Mortgage Trust 2021-FCMT, Class D(a)	05/15/2031	1M US L + 3.50%	4,010,000	3,619,329
Wells Fargo Commercial Mortgage Trust 2021-FCMT, Class F(a)	05/15/2026	1M US L + 5.90%	1,000,000	899,688
WMRK Commercial Mortgage Trust 2022-WMRK, Class E(a)	11/15/2027	1M US SOFR + 5.676%	7,500,000	7,477,683

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $54,268,436)				53,564,455

Direct Real Estate (25.39%)(b)
3816-3822 W Jefferson Blvd(j)	N/A	N/A	N/A	4,906,896
4707 W Jefferson Blvd(j)	N/A	N/A	N/A	3,055,446
4901 W Jefferson Blvd - Los Angeles, CA(j)	N/A	N/A	N/A	3,510,165
Del Mar Terrace - Phoenix, AZ(c)(h)(k)	N/A	N/A	N/A	17,693,044
EPIC Dallas(h)(k)	N/A	N/A	N/A	22,599,827
Sora Multifamily Residential Property	N/A	N/A	N/A	16,105,087
Vale at the Parks - DC(h)(k)	N/A	N/A	N/A	6,113,810
TOTAL DIRECT REAL ESTATE (Cost $61,570,319)				73,984,275

	Maturity Date	Rate	Principal	Value
Real Estate-Related Securities (8.22%)(a)
Debt Securities (8.22%)(b)(d) (h)(k)
IENTC 2, LLC	03/31/2031	US SOFR + 9.75%	$1,645,000	$1,645,000
IENTC 2, LLC DDTL B-1(c)	03/31/2031	US SOFR + 9.75%	6,815,000	6,815,000
Society Las Olas – 301 S 1st Avenue Holdings LLC	09/23/2023	1M US L + 6.82%	5,231,984	5,192,221
Society Las Olas - PMG-Greybook Riverfront I LLC	10/07/2023	1M US L + 1.47%	10,376,845	10,297,981
Total Debt Securities				23,950,202

TOTAL REAL ESTATE-RELATED SECURITIES (Cost $24,004,600)				23,950,202

Loan Accumulation Facility (1.89%)(a)(b)(e)(f)		Estimated Yield of
Anchorage Capital CLO 26, LTD., Warehouse(c)	05/16/2024	14.50%	1,593,750	1,593,750
Brightwood Capital MM CLO 2022-11, LTD Class B LND	12/31/2032	14.50%	4,000,000	3,919,200

TOTAL LOAN ACCUMULATION FACILITY (Cost $5,593,750)				5,512,950

Common Stocks (2.43%)
Boca Homecare Holdings, Inc. (Equity)(b)(d)(l)		N/A	580,645	550,301
Creative Media & Community Trust Corp.(h)(k)		N/A	388,344	1,902,885
IENTC 1, LLC(b)(d)(h)(k)		N/A	3,760,000	4,620,100
TOTAL COMMON STOCKS (Cost $7,447,007)				7,073,286

Warrants (0.00%)(b)(d)
RumbleON, Inc., Expires 02/28/2023, Strike Price $33.00(l)			7,576	214
TOTAL WARRANTS (Cost $83,469)				214

Short Term Investments (1.56%)
First American Treasury Obligations Fund, 4.150%(i) (Cost $4,541,403)			4,541,403	4,541,403
TOTAL SHORT TERM INVESTMENTS (Cost $4,541,403)				4,541,403

TOTAL INVESTMENTS 104.39% (Cost $300,403,833)				$303,837,867

Liabilities In Excess Of Other Assets (-4.40%)				(12,422,637)

NET ASSETS (100.00%)				$291,415,230

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of December 31, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Fair value of this security was determined using significant, unobservable inputs and was determined in accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”).
(c)	Investment or portion thereof was not funded as of December 31, 2022. The Fund had $15,782,404 at par value in unfunded commitments as of December 31, 2022.
(d)	Please see table below entitled “Restricted Securities.”

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $144,049,794, which represented approximately 49.43% of net assets as of December 31, 2022. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(f)	CLO subordinated notes are residual positions in the CLO vehicle. CLO subordinated notes are entitled to distributions that are generally equal to the residual cash flows of the underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these distributions in addition to the estimated amount of terminal distribution. Effective yields for the CLO equity positions are updated generally once a quarter in connection with a transaction, such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields are periodically adjusted based on information reported by the CLO as of the date of determination.
(g)	Zero coupon bond.
(h)	Affiliated investments pursuant to the 1940 Act. See Note 5 for more information.
(i)	Money market fund; interest rate reflects seven-day yield as of December 31, 2022.
(k)	A co-investment, completed under an order for exemptive relief granted by the SEC, that is advised by the CIM Sub-Adviser. See Note 6 for additional information.
(l)	A co-investment, completed under an order for exemptive relief granted by the SEC, that is advised by the OFS Adviser.
(m)	A co-investment under the “Mass Mutual” no action letters.

Issuer Description	Acquisition Date	Costs	Market Value	Market Value as a Percentage of Net Assets
Kreg LLC, Revolver	12/20/2021	269,701	180,155	0.06%
Kreg LLC, Term Loan	12/20/2021	2,450,887	2,154,155	0.74%
Boca Home Care Holdings Revolver	2/25/2022	574,839	559,510	0.19%
Boca Home Care Holdings, Inc DDTL	2/25/2022	4,282,297	4,140,372	1.42%
Honor HN Buyer, Inc., Delayed Draw Term Loan	10/15/2021	1,122,543	1,488,364	0.51%
Honor HN Buyer, Inc., Revolver	10/15/2021	132,013	130,099	0.04%
Honor HN Buyer, Inc., Term Loan	10/15/2021	1,495,470	1,122,391	0.39%
One GI Intermediate LLC, Revolver Upsize	12/13/2021	326,667	312,533	0.11%
One GI Intermediate LLC, Tranche B Delayed Draw Term Loan	12/13/2021	1,720,297	1,628,494	0.56%
One GI Intermediate LLC, Tranche C Delayed Draw Term Loan	12/13/2021	907,500	859,467	0.30%
Shiftkey, Revolver	6/21/2022	147,059	145,809	0.05%
Shiftkey, Term Loan	6/21/2022	2,330,515	2,327,109	0.80%
SS Acquisition LLC, Delayed Draw Term Loan	12/30/2021	1,800,000	1,767,960	0.61%
SS Acquisition LLC, Term Loan(b)	12/30/2021	2,971,020	2,946,600	1.01%
AIDC INTERMEDIATE CO 2, LLC, Term Loan	7/22/2022	2,445,542	2,428,500	0.83%
24 Seven, Inc., Term Loan	1/28/2022	3,940,881	3,930,697	1.35%
EOS-Metasource Intermediate, Inc., DDC	5/17/2022	1,485,000	1,398,900	0.48%
EOS-Metasource Intermediate, Inc., TL	5/17/2022	3,457,461	3,247,780	1.12%
RumbleOn, Inc., Delayed Draw Term Loan	8/31/2021	747,359	677,403	0.23%
RumbleON, Inc., First Lien Term Loan	8/31/2021	1,653,348	1,573,110	0.54%
IENTC 2, LLC	3/31/2022	1,645,000	1,645,000	0.57%
IENTC 2, LLC DDTL B-1	3/31/2022	6,815,000	6,815,000	2.34%
Society Las Olas - PMG-Greybook Riverfront I LLC	9/23/2021	10,291,856	10,297,981	3.54%
Society Las Olas – 301 S 1st Avenue Holdings LLC	6/7/2022	5,231,984	5,192,221	1.78%
Boca Homecare Holdings, Inc. (Equity)	8/31/2021	580,645	550,301	0.19%
IENTC 1, LLC	3/31/2022	3,760,000	4,620,100	1.59%
RumbleON, Inc., Expires 02/28/2023, Strike Price $33.00	9/9/2021 - 10/6/21	83,469	214	0.00%
		62,668,353	62,140,225

We do not "control" and are not an "affiliate" of any of our portfolio investments, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). In general, under the 1940 Act, we would be presumed to "control" a portfolio investment if we owned 25% or more of its voting securities and would be an "affiliate" of a portfolio investment if we owned 5% or more of its voting securities.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate SOFR - Secured Overnight Financing Rate

Reference Rates:
1M US L - 1 Month LIBOR as of December 31, 2022 was 4.39%
3M US L - 3 Month LIBOR as of December 31, 2022 was 4.77%
1M US SOFR - 1 Month SOFR as of December 31, 2022 was 4.31%
3M US SOFR - 3 Month US SOFR as of December 31, 2022 was 4.25%
See Notes to Quarterly Schedule of Investments.

See Notes to Quarterly Schedule of Investments.

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Entity/Obligation	Notional Amount	Fund Pays	Termination Date	Value	Net Unrealized Appreciation
Citibank, N.A.	American Axle & Manufacturing, Inc., TL, 1M SOFR +3.50(b)	$301,034	3M US L + 1.35%	12/06/2029	$304,397	$3,363
Citibank, N.A.	Aramark Intermediate HoldCo Corp., 1M US L + 1.75	197,839	3M US L + 1.35%	03/11/2025	199,344	1,505
Citibank, N.A.	BROOKFIELD WEC HOLDINGS INC TL 1L, 1M SOFR + 3.75	199,500	3M US L + 1.35%	08/01/2025	207,358	7,858
Citibank, N.A.	Burlington Coat Factory Warehouse Corp., 1M US L + 2.00(b)	539,041	3M US L + 1.35%	06/26/2028	539,041	–
Citibank, N.A.	CDK GLOBAL, INC.TLB 1L, 3M SOFR + 4.50	248,179	3M US L + 1.35%	07/06/2029	253,131	4,952
Citibank, N.A.	Charlotte Buyer, Inc.; Curo Health Services, LLC, 1M SOFR + 5.25	930,000	3M US L + 1.35%	02/11/2028	950,420	20,420
Citibank, N.A.	Compass Power Generation LLC, 1M SOFR + 4.25	437,535	3M US L + 1.35%	04/14/2029	448,343	10,808
Citibank, N.A.	Dave & Buster's, Inc. TLB 1L, 1M SOFR + 5.00	252,700	3M US L + 1.35%	06/29/2029	265,086	12,386
Citibank, N.A.	DexKo Global Inc., TL, 1M SOFR + 6.50 (b)	158,023	3M US L + 1.35%	10/05/2028	158,873	850
Citibank, N.A.	Tony's Fresh Market / Cardenas Markets TLB 1L 6M SOFR + 6.75(b)	937,650	3M US L + 1.35%	08/01/2029	985,031	47,381
Citibank, N.A.	KKR Apple Bidco, LLC, 1M SOFR + 4.00(b)	223,157	3M US L + 1.35%	09/22/2028	237,476	14,319
Citibank, N.A.	LSF9 ATLANTIS HOLDINGS, LLC, 3M SOFR + 7.25	1,201,026	3M US L + 1.35%	03/29/2029	1,215,249	14,223
Citibank, N.A.	Seattle SpinCo, Inc., 1M SOFR + 4.00(b)	245,644	3M US L + 1.35%	02/28/2027	248,125	2,481
Citibank, N.A.	Spirit AeroSystems, Inc.,	102,105	3M US L + 1.35%	1/15/2027	104,573	2,468
Citibank, N.A.	TransDigm Inc., TLH, 1M SOFR + 3.25	487,546	3M US L + 1.35%	02/22/2027	496,409	8,863
		$6,460,936			$6,612,856	$151,877

Counterparty	Reference Entity/Obligation	Notional Amount	Fund Pays	Termination Date	Value	Net Unrealized Depreciation
Citibank, N.A.	Academy, Ltd., 1M US L + 3.75	$570,920	3M US L + 1.35%	11/05/2027	$565,652	$(5,268)
Citibank, N.A.	Acrisure LLC, 1M US L + 3.50	587,184	3M US L + 1.35%	02/15/2027	554,505	(32,679)
Citibank, N.A.	Acrisure LLC, 1M US L + 3.75	545,651	3M US L + 1.35%	02/15/2027	524,983	(20,668)
Citibank, N.A.	Acrisure LLC, 1M US L + 4.25(b)	147,386	3M US L + 1.35%	02/15/2027	144,107	(3,279)
Citibank, N.A.	McAfee Corp. TLB 1L1M SOFR + 3.75	920,375	3M US L + 1.35%	03/01/2029	857,448	(62,927)
Citibank, N.A.	ADMI Corp. TLB3 1L, 1M US L + 3.75	792,389	3M US L + 1.35%	12/23/2027	727,437	(64,952)
Citibank, N.A.	Advantage Sales & Marketing, Inc., 3M US L + 4.50	750,437	3M US L + 1.35%	10/28/2027	632,584	(117,853)
Citibank, N.A.	Aegion Corp., 1M US L + 4.75(b)	432,058	3M US L + 1.35%	05/17/2028	406,269	(25,789)
Citibank, N.A.	AHP Health Partners, Inc., 1M US L + 3.50	285,656	3M US L + 1.35%	08/24/2028	282,312	(3,344)
Citibank, N.A.	Allen Media LLC, 3M SOFR + 5.50	1,505,389	3M US L + 1.35%	02/10/2027	1,252,119	(253,270)
Citibank, N.A.	Allied Universal Holdco LLC, 1M US L + 3.75	491,281	3M US L + 1.35%	05/14/2028	470,052	(21,229)
Citibank, N.A.	Amentum Government Services Holdings LLC TLB 1L, 6M SOFR + 4.00	349,421	3M US L + 1.35%	02/15/2029	343,056	(6,365)
Citibank, N.A.	U.S. ANESTHESIA PARTNERS, INC., TL1M US L + 4.25	933,921	3M US L + 1.35%	10/02/2028	896,057	(37,864)
Citibank, N.A.	AP Core Holdings II LLC, 1M US L + 5.50	1,124,206	3M US L + 1.35%	09/01/2027	1,034,023	(90,183)
Citibank, N.A.	Applovin Corp., 1M US L + 3.25	194,536	3M US L + 1.35%	08/15/2025	187,726	(6,810)
Citibank, N.A.	Arches Buyer, Inc., 1M US L + 3.25	594,951	3M US L + 1.35%	12/06/2027	554,953	(39,998)
Citibank, N.A.	Asurion LLC, 1M US L + 3.00	193,400	3M US L + 1.35%	11/03/2024	189,299	(4,101)
Citibank, N.A.	ASURION, LLC TLB 1L, 1M US L + 3.50	592,266	3M US L + 1.35%	02/15/2027	557,821	(34,445)
Citibank, N.A.	Athenahealth Group Inc. 1L, 1M SOFR + 3.50	72,101	3M US L + 1.35%	02/15/2029	65,606	(6,495)
Citibank, N.A.	Athenahealth Group Inc. TLB 1L, 1M SOFR + 3.50	423,272	3M US L + 1.35%	02/15/2029	385,139	(38,133)
Citibank, N.A.	Athletico Physical Therapy TLB, 3M SOFR + 4.25(b)	900,023	3M US L + 1.35%	02/15/2029	741,162	(158,861)
Citibank, N.A.	Autokiniton US Holdings, Inc., 1M US L + 4.50	1,086,876	3M US L + 1.35%	04/06/2028	1,051,633	(35,243)
Citibank, N.A.	Bakemark Holdings, Inc., 3M US L + 4.00(b)	492,525	3M US L + 1.35%	09/05/2028	476,903	(15,622)
Citibank, N.A.	Bausch Health Companies Inc. 1L TLB, 1M SOFR + 5.25	750,696	3M US L + 1.35%	02/01/2027	579,454	(171,242)
Citibank, N.A.	BCPE North Star US Holdco 2, Inc. TL 1L, 3M US L + 4.00(b)	950,979	3M US L + 1.35%	06/09/2028	879,297	(71,682)
Citibank, N.A.	Caesars Resort Collection LLC, 1M US L + 3.50	281,136	3M US L + 1.35%	07/20/2025	280,800	(336)
Citibank, N.A.	Charter Next Generation, Inc., 1M US L + 3.75	733,859	3M US L + 1.35%	12/01/2027	720,156	(13,703)

TOTAL RETURN SWAP CONTRACTS(a) (continued)

Counterparty	Reference Entity/Obligation	Notional Amount	Fund Pays	Termination Date	Value	Net Unrealized Appreciation
Citibank, N.A.	CHG Healthcare Services, Inc., 1M US L + 3.25	$346,787	3M US L + 1.35%	09/29/2028	$341,730	$(5,057)
Citibank, N.A.	City Brewing Co. LLC, 1M US L + 3.50	220,542	3M US L + 1.35%	04/05/2028	98,476	(122,066)
Citibank, N.A.	Clydesdale Acquisition Holdings, Inc., 1M SOFR + 4.18	789,161	3M US L + 1.35%	04/13/2029	779,597	(9,564)
Citibank, N.A.	Conduent Business Services LLC, 1M US L + 4.25(b)	490,050	3M US L + 1.35%	10/15/2028	474,581	(15,469)

Citibank, N.A.	Connect Finco Sarl, 1M US L + 3.50	737,997	3M US L + 1.35%	12/12/2026	729,195	(8,802)
Citibank, N.A.	Core & Main LP, 1M US L + 2.50	410,430	3M US L + 1.35%	07/27/2028	407,344	(3,086)
Citibank, N.A.	Corel Corp., 3M US L + 5.00(b)	364,338	3M US L + 1.35%	07/02/2026	340,543	(23,795)
Citibank, N.A.	CoreLogic, Inc., 1M US L + 3.50	492,516	3M US L + 1.35%	06/02/2028	413,671	(78,845)
Citibank, N.A.	CORGI BIDCO, INC.TL 1L, 3M SOFR + 5.00	752,000	3M US L + 1.35%	09/20/2029	751,600	(400)
Citibank, N.A.	Cornerstone OnDemand, Inc, 1M US L + 3.75	687,686	3M US L + 1.35%	10/16/2028	619,431	(68,255)
Citibank, N.A.	CP Atlas Buyer, Inc., 1M US L + 3.50	394,628	3M US L + 1.35%	11/23/2027	347,118	(47,510)
Citibank, N.A.	Dermatology Intermediate Holdings III, Inc. 1L, 1M SOFR + 4.25(b)	55,581	3M US L + 1.35%	03/26/2029	54,331	(1,250)
Citibank, N.A.	Dermatology Intermediate Holdings III, Inc. TLB 1L, 1M SOFR + 4.25(b)	289,956	3M US L + 1.35%	03/26/2029	289,216	(740)
Citibank, N.A.	DexKo Global Inc., TLB, 3M US L + 3.75	643,919	3M US L + 1.35%	10/04/2028	580,291	(63,628)
Citibank, N.A.	DG Investment Intermediate Holdings 2, Inc., 1M US L + 3.75	1,196,508	3M US L + 1.35%	03/31/2028	1,148,346	(48,162)
Citibank, N.A.	DIRECTV Financing LLC, 1M US L + 5.00	981,919	3M US L + 1.35%	08/02/2027	959,666	(22,253)
Citibank, N.A.	Diversitech Holdings, Inc., 3M US L + 3.50	296,517	3M US L + 1.35%	12/22/2028	276,029	(20,488)
Citibank, N.A.	East West Manufacturing, LLC Delayed TL 1L, 1M SOFR + 5.75(b)	95,238	3M US L + 1.35%	12/22/2026	89,048	(6,190)
Citibank, N.A.	East West Manufacturing, LLC TLB 1L, 1M SOFR + 5.75(b)	643,353	3M US L + 1.35%	12/22/2028	607,611	(35,742)
Citibank, N.A.	ELEMENT MATERIALS TECH GROUP US HDGS Delayed TL, 3M SOFR + 4.25 (b)	55,728	3M US L + 1.35%	06/22/2029	54,590	(1,138)
Citibank, N.A.	ELEMENT MATERIALS TECH GROUP US HOLDINGS INC. TL, 3M SOFR + 4.25 (b)	120,139	3M US L + 1.35%	06/22/2029	118,278	(1,861)
Citibank, N.A.	Fertitta Entertainment, LLC TLB 1L, 1M SOFR + 4.00	344,354	3M US L + 1.35%	01/29/2029	328,908	(15,446)
Citibank, N.A.	MILANO ACQUISITION CORP. TLB, 3M US L + 4.00	233,444	3M US L + 1.35%	10/01/2027	219,236	(14,208)
Citibank, N.A.	Garda World Security Corp., 3M US L + 4.25	593,428	3M US L + 1.35%	10/30/2026	578,080	(15,348)
Citibank, N.A.	Garda World Security Corporation TLB 1L, 3M SOFR + 4.25(b)	493,763	3M US L + 1.35%	02/01/2029	481,294	(12,469)
Citibank, N.A.	LogMeIn, Inc. TLB1M US L + 4.75	689,704	3M US L + 1.35%	08/31/2027	446,460	(243,244)
Citibank, N.A.	Great Outdoors Group, LLC TLB 1L, 1M US L + 3.75	1,475,144	3M US L + 1.35%	03/06/2028	1,430,204	(44,940)
Citibank, N.A.	Help/Systems Holdings, Inc., 3M SOFR + 4.00	491,162	3M US L + 1.35%	11/19/2026	444,133	(47,029)
Citibank, N.A.	HUB International, Ltd., 3M US L + 3.25	196,742	3M US L + 1.35%	04/25/2025	196,472	(270)
Citibank, N.A.	Hunter Douglas Inc.TLB 1L, 3M SOFR +3.50	495,013	3M US L + 1.35%	02/25/2029	440,243	(54,770)

Citibank, N.A.	CCRR Parent, Inc. TLB, 1M US L + 3.75(b)	888,821	3M US L + 1.35%	03/06/2028	846,238	(42,583)
Citibank, N.A.	Ivanti Software, Inc., 3M US L + 4.25	660,012	3M US L + 1.35%	12/01/2027	526,922	(133,090)
Citibank, N.A.	Jadex, Inc., 1M US L + 4.75(b)	360,421	3M US L + 1.35%	02/18/2028	329,631	(30,790)
Citibank, N.A.	KKR Apple Bidco, LLC, 1M US L + 2.75	949,961	3M US L + 1.35%	09/22/2028	940,395	(9,566)
Citibank, N.A.	KNS Midco Corp., 6M US L + 6.25(b)	581,250	3M US L + 1.35%	04/21/2027	528,574	(52,676)
Citibank, N.A.	LBM Acquisition LLC, 3M US L + 3.75	637,643	3M US L + 1.35%	12/18/2027	556,382	(81,261)
Citibank, N.A.	Liftoff Mobile, Inc., 1M US L + 3.75(b)	491,980	3M US L + 1.35%	10/02/2028	311,556	(180,424)
Citibank, N.A.	LSCS Holdings, Inc., 3M US L + 4.50(b)	344,768	3M US L + 1.35%	12/16/2028	331,990	(12,778)
Citibank, N.A.	MA FinanceCo LLC, 3M US L + 4.25(b)	220,346	3M US L + 1.35%	06/05/2025	218,162	(2,184)
Citibank, N.A.	Madison IAQ LLC, 3M US L + 3.25	641,775	3M US L + 1.35%	06/21/2028	603,431	(38,344)
Citibank, N.A.	Magenta Buyer LLC, 3M US L + 4.75	800,596	3M US L + 1.35%	07/27/2028	691,940	(108,656)
Citibank, N.A.	McAfee Corp. TLB 1L, 3M LIBOR + 4.75	913,869	3M US L + 1.35%	03/01/2029	857,448	(56,421)
Citibank, N.A.	McGraw-Hill Education, Inc., 6M US L + 4.75	932,968	3M US L + 1.35%	07/28/2028	889,675	(43,293)
Citibank, N.A.	Medline Industries, LP, Term Loan, 1M US L + 3.25	865,732	3M US L + 1.35%	10/21/2028	826,844	(38,888)
Citibank, N.A.	MH Sub I LLC, 1M US L + 3.75	244,870	3M US L + 1.35%	09/15/2024	237,990	(6,880)
Citibank, N.A.	Midwest Physician Administrative Services LLC, 3M US L + 3.25	724,543	3M US L + 1.35%	03/13/2028	669,038	(55,505)
Citibank, N.A.	Mitchell International, Inc., 3M US L + 3.75	656,704	3M US L + 1.35%	10/15/2028	611,701	(45,003)
Citibank, N.A.	Naked Juice LLC, 3M SOFR + 3.25	992,513	3M US L + 1.35%	01/24/2029	894,808	(97,705)
Citibank, N.A.	Olaplex, Inc TL 1L, 1M SOFR + 3.50(b)	352,519	3M US L + 1.35%	02/17/2029	337,241	(15,278)
Citibank, N.A.	Oldcastle Building Envelope Inc TLB 1L, 6M SOFR +4.50	481,294	3M US L + 1.35%	04/30/2029	473,503	(7,791)
Citibank, N.A.	Osmosis Buyer Limited Del T1 1L, 1M SOFR + 3.75	111,111	3M US L + 1.35%	07/31/2028	104,907	(6,204)
Citibank, N.A.	Osmosis Buyer Limited TLB 1L, 3M SOFR + 3.75	634,097	3M US L + 1.35%	07/31/2028	603,217	(30,880)
Citibank, N.A.	PetSmart LLC, 1M US L + 3.75	1,282,280	3M US L + 1.35%	02/11/2028	1,262,999	(19,281)
Citibank, N.A.	Pitney Bowes INC.TL, 1M US L + 4.00(b)	750,380	3M US L + 1.35%	03/17/2028	696,257	(54,123)
Citibank, N.A.	Plaze, Inc., 1M US L + 3.75(b)	400,884	3M US L + 1.35%	08/03/2026	359,794	(41,090)
Citibank, N.A.	Pretium PKG Holdings, Inc., 3M US L + 4.00	276,505	3M US L + 1.35%	10/02/2028	222,912	(53,593)
Citibank, N.A.	Primary Products Finance LLC, 3M SOFR+ 4.00	574,612	3M US L + 1.35%	04/01/2029	572,024	(2,588)

Citibank, N.A.	Proofpoint, Inc., 3M US L + 3.25	705,739	3M US L + 1.35%	08/31/2028	683,425	(22,314)
Citibank, N.A.	Quest Borrower Limited TL 1L, 3M SOFR + 4.25	987,525	3M US L + 1.35%	02/01/2029	774,000	(213,525)
Citibank, N.A.	Redstone Holdco 2 LP, 3M US L + 4.75	706,446	3M US L + 1.35%	04/27/2028	493,871	(212,575)
Citibank, N.A.	Ring Container Technologies Group LLC, 1M US L + 3.50	386,607	3M US L + 1.35%	08/12/2028	385,136	(1,471)
Citibank, N.A.	Rough Country, LLC 1L, 3M US L + 3.50(b)	1,265,441	3M US L + 1.35%	07/26/2028	1,190,517	(74,924)
Citibank, N.A.	Ryan Specialty Group LLC, 1M SOFR + 3.00	195,826	3M US L + 1.35%	09/01/2027	194,605	(1,221)
Citibank, N.A.	Scientific Games Holdings LP TLB 1L, 3M SOFR +3.50	453,412	3M US L + 1.35%	04/04/2029	433,502	(19,910)
Citibank, N.A.	SINCLAIR TELEVISION GROUP, INC. TLB4 1L, 1M SOFR + 3.75	570,376	3M US L + 1.35%	04/13/2029	569,685	(691)
Citibank, N.A.	Sitel Worldwide Corp., 1M US L + 3.75	673,757	3M US L + 1.35%	08/27/2028	670,202	(3,555)
Citibank, N.A.	Sovos Brands Intermediate, Inc., 3M US L + 3.50	351,098	3M US L + 1.35%	06/08/2028	344,837	(6,261)
Citibank, N.A.	Specialty Building Products Holdings LLC, 1M US L + 3.25	494,766	3M US L + 1.35%	10/15/2028	448,488	(46,278)
Citibank, N.A.	SRS Distribution Inc., 1M US L + 3.50	358,571	3M US L + 1.35%	06/02/2028	346,282	(12,289)
Citibank, N.A.	Sunshine Luxembourg VII S.a r.l., 3M US L + 3.75	958,835	3M US L + 1.35%	10/02/2026	918,609	(40,226)
Citibank, N.A.	Teneo Holdings LLC, 1M SOFR + 5.25(b)	784,970	3M US L + 1.35%	07/12/2025	761,955	(23,015)
Citibank, N.A.	TGP Holdings III LLC, 1M US L + 3.25	318,971	3M US L + 1.35%	06/29/2028	257,972	(60,999)
Citibank, N.A.	TGP Holdings III LLC, 1M US L + 3.25	42,164	3M US L + 1.35%	06/29/2028	34,015	(8,149)
Citibank, N.A.	TricorBraun Holdings, Inc., 1M US L + 3.25	608,611	3M US L + 1.35%	03/03/2028	588,023	(20,588)
Citibank, N.A.	TruGreen LP, 1M US L + 4.00	157,232	3M US L + 1.35%	11/02/2027	139,534	(17,698)
Citibank, N.A.	Virtusa Corporation TL 1L, 1M SOFR + 3.75(b)	294,773	3M US L + 1.35%	02/15/2029	288,197	(6,576)
Citibank, N.A.	Watlow Electric Manufacturing Co., 3M SOFR + 3.75	1,044,339	3M US L + 1.35%	03/02/2028	1,006,722	(37,617)
Citibank, N.A.	WW International, Inc., 1M US L + 3.50	1,171,997	3M US L + 1.35%	04/13/2028	676,836	(495,161)
Citibank, N.A.	Zelis Payments Buyer, Inc., 1M US L + 3.50	982,462	3M US L + 1.35%	09/30/2026	976,001	(6,461)
		$62,067,013			$57,094,268	$(4,972,745)
TOTAL		$68,527,992			$63,707,124	$(4,820,868)

(a)	The Fund’s interest in the total return swap transactions are held through a wholly-owned subsidiary of the Fund, RACR-FS, LLC , a Delaware Limited Liability Company.
(b)	Security is classified as Level 3 in the Fund’s hierarchy (see Note 2).

Note 1 — Organization and Registration

CIM Real Assets & Credit Fund (the “Fund”), a Delaware statutory trust, is a non-diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund engages in a continuous offering of shares and operates as an interval fund that offers to make quarterly repurchases of shares at net asset value (“NAV”). The Fund’s investment objective is to generate current income through cash distributions and preserve shareholders’ capital across various market cycles, with a secondary objective of capital appreciation.

The Fund’s investment adviser is CIM Capital IC Management, LLC, a Delaware limited liability company (the “Adviser”) that is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is primarily responsible for determining the amount of the Fund’s total assets that are allocated to each of the Fund’s sub-advisers, and will review such allocation percentage on an ongoing basis and adjust the allocation percentage as necessary to best achieve the Fund’s investment objective.

The Adviser has engaged CIM Capital SA Management, LLC, a Delaware limited liability company (the “CIM Sub-Adviser”) that is registered as an investment adviser with the SEC under the Advisers Act, to act as an investment sub-adviser to the Fund. The CIM Sub-Adviser is an indirectly wholly-owned subsidiary of CIM Group, LLC and is an affiliate of the Adviser. The CIM Sub-Adviser is responsible for identifying and sourcing investment opportunities with respect to real assets held by the Fund. The Fund defines “real assets” as assets issued by United States issuers where the underlying interests are investments in real estate or infrastructure in the United States (“Real Assets”).The Fund’s investments in Real Assets will consist of (1) direct real estate that may be held through one or more wholly-owned real estate investment trust (“REIT”) subsidiaries (each, a “REIT Subsidiary”), (2) publicly traded REITs and private REITs, (3) real estate mortgages, (4) commercial mortgage-backed securities (“CMBS”) and (5) infrastructure assets that may be held through a REIT Subsidiary. The Fund’s investments in Real Assets will generally consist of real assets in densely populated qualified communities throughout the United States. In addition, the Fund may also invest up to 10% of its assets in real assets located in foreign countries (including real estate debt or mortgages backed by real estate in foreign countries) and in credit and credit-related investments of foreign issuers or that have foreign exposure. The Fund’s foreign investments may be located in Canada, and in countries in Western Europe, Latin America or South America.

The Adviser has also engaged OFS Capital Management, LLC, a Delaware limited liability company (the “OFS Sub-Adviser”, and, together with the CIM Sub-Adviser, the “Sub-Advisers”) that is registered as an investment adviser with the SEC under the Advisers Act, to act as an investment sub-adviser to the Fund. The OFS Sub-Adviser is a wholly-owned subsidiary of Orchard First Source Asset Management, LLC, and is an affiliate of the Adviser. The OFS Sub-Adviser is responsible for identifying and sourcing credit and credit-related investment opportunities (“Credit and Credit-Related Investments”) as well as investments in CMBS. The Fund intends for its Credit and Credit-Related Investments to consist of (1) investments in floating and fixed rate loans; (2) broadly syndicated senior secured corporate loans; (3) investments in the debt and equity tranches of collateralized loan obligations (“CLOs”) and CLO warehouses; and (4) opportunistic credit investments, by which the Fund means stressed and distressed credit situations, restructurings and non-performing loans.

The Fund was organized as a statutory trust on February 4, 2019 under the laws of the State of Delaware. The Fund had no operations from that date through May 4, 2020 other than those relating to organizational matters and the registration of its shares under applicable securities laws. During this period, the Adviser purchased 4,000 of Class I Common Shares of beneficial interest (the “Class I Shares”), at an aggregate purchase price of $100,000, at a price of $25.00 per share.

On May 5, 2020, the Fund commenced a continuous public offering of Class I Shares, Class A Shares, Class C Shares and Class L Shares. The Fund has received exemptive relief from the SEC to permit the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early withdrawal charges.1 Additionally, on May 5, 2020, an affiliate of the Adviser purchased 188,000 Class I Shares at a price of $25.00 per share, 4,000 Class A Common Shares (the “Class A Shares”) at a price of $25.00 per share, 4,000 Class C Common Shares (the “Class C Shares”) at a price of $25.00 per share, and 4,000 Class L Common Shares (the “Class L Shares”) at a price of $25.00 per share. On January 28, 2020, an affiliate of the Adviser purchased 156,607 Class I Shares. The Adviser and its affiliates own shares in the Fund representing 2.99% and 3.17% of the NAV as of December 31, 2022 and January 31, 2023, respectively.

[1]	(CIM Real Assets & Credit Fund, et al. (File No. 812-15001, Release No. IC-33659 (Oct. 22, 2019) (order), Release No. I -33630 (Sep. 23, 2019) (notice))

Class C Shares and Class I Shares are offered on a continuous basis at NAV. Class C Shares are subject to a 1.00% early withdrawal charge. Class A Shares are offered at NAV plus a maximum sales load of 5.75% of the offering price. Class L Shares are offered at NAV plus a maximum sales load of 4.25% of the offering price. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and early withdrawal charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans, and other matters that exclusively affect such class, and separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. The Fund’s income, expenses (other than class-specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Class specific expenses, where applicable, include distribution fees, shareholder servicing fees, and networking fees.

NOTE 2 — Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946 - Investment Companies.

Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Indemnifications

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and indemnification provisions. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Income Taxes

For U.S. federal income tax purposes, the Fund intends to qualify as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code), by distributing substantially all of its investment company taxable net income and realized gains, not offset by capital loss carryforwards, if any, to its shareholders. The Fund intends to file U.S. federal, state, and local tax returns as required.

On March 30, 2022, the Fund formed a REIT subsidiary (the “REIT Subsidiary”) to hold two of the Fund’s existing real estate investments. The REIT Subsidiary qualified and elected to be taxed as a real estate investment trust (“REIT”) for federal income tax purposes under Sections 856 through 860 of the Code, commencing with its taxable year ending December 31, 2022. If the REIT Subsidiary qualifies for taxation as a REIT, the REIT Subsidiary will generally not be subject to federal corporate income tax to the extent it distributes its taxable income to its stockholders, and so long as it, among other things, distributes at least 90% of its annual taxable income (computed without regard to the dividends paid deduction and excluding net capital gains). REITs are subject to a number of other organizational and operational requirements. Even if the REIT Subsidiary qualifies for taxation as a REIT, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.

Portfolio Valuation

The Fund determines the NAV per each class of Common Shares on each day that the New York Stock Exchange (“NYSE”) is open for business as of the close of the regular trading session (normally, 4:00 pm eastern time). The Fund calculates NAV per Common Share on a class-specific basis, by dividing the total value of the Fund’s assets attributable to the applicable class by the total number of Common Shares of such class outstanding. The Fund’s assets are determined by subtracting any liabilities (including borrowings for investment purposes) from the total value of its portfolio investments and other assets.

In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, and consistent with the Fund’s valuation policy and procedures, portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Fund in accordance with Rule 2a-5, has adopted policies and procedures for determining the fair value of such securities and other assets.

Fair Value Measurements

In accordance with ASC Topic 820 – Fair Value Measurements and Disclosures, a three-tier fair value hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –

Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. An active market is defined as a market in which transactions for the assets or liabilities occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 –

Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices or identical for similar assets or liabilities in markets that are not active (markets with few transactions),  inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves etc.), and inputs that are derived principally from or corroborated by observable market data correlation or other means (market corroborated inputs).

Level 3 –	Unobservable inputs, which are only used to the extent that observable inputs are not available, reflect the Fund’s assumptions about the pricing of an asset or liability.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans	$–	$3,240,663	$46,998,030	$50,238,693
Collateralized Loan Obligations - Equity	–	–	22,411,594	22,411,594
Collateralized Loan Obligations - Debt	–	62,560,795	–	62,560,795
Commercial Mortgage-Backed Securities	–	49,781,838	3,782,617	53,564,455
Direct Real Estate	–	–	73,984,275	73,984,275
Real Estate-Related Securities	–	–	23,950,202	23,950,202
Common Stocks	1,902,885	–	5,170,401	7,073,286
Warrants	–	–	214	214
Loan Accumulation Facility(1)	–	–	5,512,950	5,512,950
Short Term Investments	4,541,403	–	–	4,541,403
Total	$6,444,288	$115,583,296	$181,810,283	$303,837,867
Other Financial Instruments
Assets
Total Return Swap Contracts		$83,483	68,394	151,877
Liabilities
Total Return Swap Contracts	$–	$(4,062,417)	$(910,328)	$(4,972,745)
Total	$–	$(3,978,934)	$(841,934)	$(4,820,868)

(1)	Asset was held at cost as of December 31, 2022.

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2022	Accrued Discount/premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/Deperciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of December 31, 2022	Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2022
Bank Loans	$51,991,403	$34,390	$-	$3,630	$(1,050,007)	$-	$(740,723)	$-	$(3,240,663)	46,998,030	$(1,167,577)
Collateralized Loan Obligations - Equity	22,816,896	(378,353)	-	-	(26,949)	-	-	-	-	22,411,594	(26,949)
Commercial Mortgage-Backed Securities	3,773,335	15,456	-	(400)	(33,773)	29,771	(1,772)	-	-	3,782,617	(33,773)
Direct Real Estate	75,602,716	-	-	-	(4,600,597)	2,982,156	-	-	-	73,984,275	(4,600,597)
CLO Warehouse Facilites	9,593,750	-	-	-	(80,800)	-	(4,000,000)	-	-	5,512,950	(80,800)
Equity Interests	4,742,838	-	-	-	427,563	-	-	-	-	5,170,401	427,563
Real Estate-Related Securities	23,878,402	20,760	-	-	51,040	-	-	-	-	23,950,202	51,040
Warrants	13,917	-	-	-	(13,703)	-	-	-	-	214	(13,703)
	$192,413,257	$(307,747)	$-	$3,230	$(5,327,226)	$3,011,927	$(4,742,495)	$-	$(3,240,663)	$181,810,283	$(5,444,796)

The following is a reconciliation for the period ended December 31, 2022 of the total return swap contracts for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Return Swap Contracts	Total
Balance as of September 30, 2022	$(726,372)	$(726,372)
Change in Unrealized Appreciation/Depreciation	7,708	7,708
Purchased Unrealized Appreciation/Depreciation	4,213	4,213
Sold Unrealized Appreciation/Depreciation	8,499	8,499
Transfers In of Unrealized Appreciation/Depreciation	(192,880)	(192,880)
Transfers Out of Unrealized Appreciation/Depreciation	56,898	56,898
Balance as of December 31, 2022	$(841,934)	$(841,934)
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2022	$(180,959)	$(180,959)

NOTE 3 — Derivative Transactions

The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts such as total return swaps and forward foreign currency contracts. In doing so, the Fund and RACR-FS, LLC (its “Swap Subsidiary”) will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure only on certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Risk of Investing in Derivatives – The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Total Return Swap Contract – The Swap Subsidiary has entered into a total return swap referencing a portfolio of bank loans with Citibank, N.A. (“Citi”) as the counterparty. The total return swap allows the Fund to indirectly obtain exposure to a portfolio of bank loans (each a “reference asset”) without owning or taking physical custody of such bank loans. Under the total return swap, Citi has contractually committed to make payments based on the total return (income plus realized appreciation) of each reference asset in exchange for a periodic payment from the Swap Subsidiary based on a floating interest rate and any realized depreciation of each Reference Asset. Additionally, the Swap Subsidiary posts collateral to cover its potential contractual obligations to Citi under the total return swap. The total return swap is marked-to-market daily consistent with the Fund’s Valuation Policy and changes in value are recorded by the Fund as unrealized gain or loss in the consolidated financial statements. If a reference asset is removed from the total return swap, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the price of such reference asset from the date it was added to the total return swap and the price of the reference asset at the time it was removed from the total return swap. As of December 31, 2022, the total return swap had unrealized depreciation of ($4,820,868).

The total return swap effectively adds leverage to the Fund’s portfolio because, in addition to the Fund’s total net assets, the Fund would be subject to investment exposure on the amount of bank loans subject to the total return swap. The total return swap is also subject to the risk that a counterparty will default on its payment obligations thereunder or that the Fund will not be able to meet its obligations to the counterparty. In addition, because the total return swap is a form of synthetic leverage, such arrangement is subject to risks similar to those associated with the use of leverage. As of December 31, 2022, the Fund had two interest rate cap agreement designated as a hedging instrument with a fair value of $1,306,991.

NOTE 4 — Direct Real Estate Investments

During the three months ended December 31, 2022, the Fund did not acquire any direct real estate investments.

As of December 31, 2022 the Fund owned four wholly-owned properties, which had a fair market value of $27,577,593. As of December 31, 2022, the Fund had partial ownership in three properties. The Fund's partial ownership in these three properties had an aggregate fair market value of $46,406,682.

NOTE 5 — Affiliated Transactions(1)

Other than as indicated below, the following investments represent co-investments, completed under an order for exemptive relief granted by the EC, that are advised by the CIM Sub-Adviser during the three months ended December 31, 2022 and the related positions as of December 31, 2022 follows:

Security Name	Ownership %	Market Value as of October 1, 2022	Purchases	Sales	Market Value as of December 31, 2022	Share Balance as of September 30, 2022	Dividends	Change in Unrealized Gain (Loss)
Creative Media & Community Trust Corp.(2)	2%	$2,481,518		$-	$1,902,885	388,344	$33,009	$(578,633)
Del Mar Terrace - Phoenix, AZ	18%	18,321,612	25,000	-	17,693,044	N/A	-	(653,568)
EPIC Dallas	11%	23,315,871	1,000	-	22,599,827	N/A	-	(717,044)
IENTC 1, LLC	21%	4,192,400		-	4,620,100	N/A	-	427,700
IENTC 2, LLC	24%	1,645,000		-	1,645,000	N/A	-	-
IENTC 2, LLC DDTL B-1	24%	6,815,000	-	-	6,815,000	N/A	-	-
Society Las Olas – 301 SW 1st Avenue Holdings LLC	7%	5,168,154		-	5,192,221	N/A	-	24,067
Society Las Olas - PMG-Greybook Riverfront I LLC	7%	10,250,248	-	-	10,297,981	N/A	-	47,733
Vale at the Parks - DC	8%	6,218,493	1,600	-	6,113,810	N/A	-	(106,283)
		$78,408,296	$27,600	$-	$76,879,868	$388,344	$33,009	$(1,556,028)

(1)	The transactions described herein do not include co-investments completed under the Order that are advised by the OFS Sub-Adviser or the “Mass Mutual” no action letters. See "--Consolidated Schedule of Investments" and related disclosure for a list of such transactions.

(2)	This is not a co-investment transaction. Rather, this is a publicly traded REIT that is externally managed by an affiliate of the Adviser.

NOTE 6 — LINE OF CREDIT

As of December 31, 2022 the Fund has an unsecured credit facility with a bank in place under which the Fund can borrow up to $40 million, subject to a borrowing base calculation. Subject to the satisfaction of certain conditions and the borrowing base calculation, the Fund can increase the amount that it may borrow under the unsecured credit facility to $100 million. Outstanding advances under the unsecured credit facility bear interest at the rate of Secured Overnight Financing Rate (SOFR) plus 4.00%. The Fund also pays a quarterly facility fee of 0.125% of the commitment under the unsecured credit facility. The unsecured credit facility contains certain customary covenants, including a maximum debt to asset value ratio covenant and a minimum liquidity requirement. The unsecured credit facility matures in December 2026, provided that the Fund may elect to extend the maturity date for two periods of 12 months each, in each instance upon satisfaction of certain conditions. As of December 31, 2022, no amount was outstanding under the unsecured credit facility.

In addition to any indebtedness incurred by the Fund, the Fund may also utilize leverage by mortgaging properties held by the Fund (or any subsidiary), or by acquiring property with existing debt. Any such leverage relating to properties that are wholly owned or that are held in the REIT Subsidiary by the Fund will be consolidated with any leverage incurred directly by the Fund and subject to the 1940 Act’s limitations on leverage which allows for borrowings in an aggregate amount of up to 33 1/3% of the Fund's total assets. As of December 31, 2022, a subsidiary of the Fund has a mortgage with an outstanding balance of $40.8 million with a fair value of $40.7 million in connection with the acquisition of a real property. Subject to the satisfaction of certain conditions, additional advances can be made under the mortgage, up to an aggregate amount of $41.7 million. The mortgage has an interest rate of SOFR plus 2.95 % and matures in January 2024, provided that, subject to the satisfaction of certain conditions, there is an option to extend the term for three additional 12-month periods. In addition, as of December 31, 2022, the Fund had three co-investments in real properties that had mortgage notes outstanding. The Fund’s share of the mortgage notes outstanding related to these three co-investments was $51.5 million with a fair value of $49.9 million.